Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] $ / shares in Units, pure in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2020 CAD ($) $ / shares	Apr. 30, 2019 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense | $	$ 3.1	$ 3.0	$ 7.0	$ 6.3
Granted			2.1	2.2
Weighted average fair value of options granted | $ / shares			$ 5.55	$ 5.64